Portfolio of Investments
Columbia Balanced Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	5,600,000	5,646,455
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	3.702%	12,575,000	12,493,967
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.101%	15,245,000	15,143,880
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.116%	5,925,000	5,761,322
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.451%	3,450,000	3,420,202
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	6,550,000	6,547,697
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	5,975,000	6,045,658
Series 2019-B Class A
10/15/2026	2.720%	4,393,071	4,397,277
Series 2019-B Class B
10/15/2026	3.150%	8,675,000	8,687,300
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,132,444
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	20,960,104
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	3.701%	22,000,000	21,872,400
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.106%	12,000,000	11,926,320
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.366%	2,000,000	1,959,032
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.416%	21,575,000	21,365,809
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	5,974,494
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	794,259	797,171
Series 2019-B Class A
06/17/2024	2.660%	5,050,000	5,049,904
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	16,900,000	16,898,320
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	6,350,000	6,336,072
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	5,765,820	5,796,766
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	6,300,000	6,422,352
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	10,900,000	11,175,673
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	7,225,000	7,389,230
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.231%	3,000,000	2,995,581
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	3.751%	3,450,000	3,450,314
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.956%	13,175,000	13,055,226
Columbia Balanced Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.551%	6,025,000	5,946,169
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.021%	8,450,000	8,393,655
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	5,000,000	5,088,752
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,076,706
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	8,400,000	8,545,820
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	8,857,492
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	5,387,542	5,473,966
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,134,924
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	371,003	369,793
Series 2018-AA Class A
02/25/2032	3.540%	3,245,119	3,343,995
Series 2019-AA Class A
07/25/2033	2.340%	7,472,796	7,475,602
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.416%	25,675,000	25,674,512
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.644%	16,325,000	16,341,635
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.101%	13,830,000	13,788,704
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	3,583,988	3,614,937
Series 2019-1A Class A
04/16/2029	3.440%	3,253,572	3,278,673
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class B
09/17/2029	3.070%	10,780,000	10,856,023
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,621,264
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	930,321	930,631
Series 2016-1A Class A
12/20/2033	2.250%	1,560,091	1,557,865
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	3.816%	22,575,000	22,385,257
Octane Receivables Trust(a),(c)
Series 2019-1A Class A
09/20/2023	3.160%	5,538,000	5,538,000
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class AT1
08/15/2050	2.514%	1,725,000	1,727,483
Series 2019-T1 Class DT1
08/15/2050	3.107%	975,000	976,405
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	2,171,513	2,181,121
Series 2019-2A Class B
09/15/2025	3.690%	6,175,000	6,202,723
Series 2019-3A Class B
07/15/2025	3.590%	6,100,000	6,132,013
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	3.501%	3,000,000	2,972,400
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,032,994
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,215,781	1,229,427
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	1,548,779	1,547,333
Series 2018-2A Class A
06/20/2035	3.500%	2,947,520	3,006,660
Series 2018-3A Class A
09/20/2035	3.690%	2,104,712	2,148,583
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	1,573,309	1,576,377

2	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,161,127
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	3,263,000	3,263,025
Upstart Securitization Trust(a),(c)
Series 2019-3 Class A
01/21/2030	2.684%	10,675,000	10,674,203
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	3.736%	4,000,000	3,975,596
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	4,241,868	4,375,012
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	7,600,000	7,699,952
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	10,700,000	10,697,861
Total Asset-Backed Securities — Non-Agency (Cost $495,651,490)			497,575,640

Commercial Mortgage-Backed Securities - Agency 0.0%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	476,382	477,292
CMO Series 2012-58 Class A
01/16/2040	2.500%	487,145	487,876
CMO Series 2014-33 Class A
08/16/2039	2.300%	537,939	536,917
CMO Series 2014-64 Class A
02/16/2045	2.200%	657,667	656,141
CMO Series 2014-67 Class AE
05/16/2039	2.150%	454,418	456,429
CMO Series 2015-33 Class AH
02/16/2045	2.650%	603,643	604,437
Total Commercial Mortgage-Backed Securities - Agency (Cost $3,273,231)			3,219,092

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,774,046	2,884,795
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,243,114	3,353,126
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,367,203	3,454,534
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,532,800	2,677,462
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	64,671	65,189
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.215%	16,800,000	16,747,523
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.015%	7,370,000	7,333,247
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.265%	3,975,000	3,955,184
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.015%	14,823,000	14,823,003
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	2.865%	7,303,599	7,289,911
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	3.250%	7,125,000	7,124,989
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Cap 1.587% 10/15/2036	3.587%	4,422,000	4,421,911
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.887%	3,895,000	3,892,566
CLNY Trust(a),(b),(c)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.124% Floor 2.124% 11/15/2038	3.829%	11,925,000	11,856,843

Columbia Balanced Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	3.300%	7,876,000	7,875,987
Commercial Mortgage Trust
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,832,392
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	105,311	106,988
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	2.633%	8,730,151	8,719,784
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,950,000	6,902,938
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	2.733%	16,602,545	16,607,710
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.783%	9,620,988	9,618,813
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	3,462,802	3,564,084
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	263,260	268,668
Series 2019-MEAD Class D
11/10/2036	3.177%	7,392,500	7,267,023
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,650,518
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,884,984	24,407,726
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,386,755
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,668,913
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,959,762
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,748,211
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,443,661
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	2.915%	3,956,260	3,956,253
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,695,674
Series 2013-C5 Class A3
03/10/2046	2.920%	1,336,135	1,362,037
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,935,866
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,283,972
Series 2013-C15 Class A3
08/15/2046	3.881%	5,501,267	5,770,967
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $271,378,136)			271,914,985

Common Stocks 61.9%
Issuer	Shares	Value ($)
Communication Services 8.9%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	1,539,530	57,547,631
Verizon Communications, Inc.	589,874	35,534,010
Total		93,081,641
Entertainment 1.3%
Activision Blizzard, Inc.	1,010,769	55,420,464
Electronic Arts, Inc.(d)	378,000	38,181,780
Total		93,602,244
Interactive Media & Services 4.1%
Alphabet, Inc., Class A(d)	59,259	77,279,069
Alphabet, Inc., Class C(d)	73,928	96,473,083
Facebook, Inc., Class A(d)	544,575	109,808,103
Total		283,560,255
Media 1.9%
CBS Corp., Class B Non Voting	438,425	17,703,602
Comcast Corp., Class A	2,515,382	111,054,115
Total		128,757,717

4	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile U.S.A., Inc.(d)	293,210	23,031,646
Total Communication Services		622,033,503
Consumer Discretionary 5.1%
Hotels, Restaurants & Leisure 0.6%
Aramark	726,147	31,689,055
McDonald’s Corp.	45,904	8,927,410
Total		40,616,465
Household Durables 0.5%
D.R. Horton, Inc.	333,865	18,479,428
Mohawk Industries, Inc.(d)	124,305	17,324,388
Total		35,803,816
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.(d)	72,705	130,927,164
eBay, Inc.	1,555,485	55,250,827
Total		186,177,991
Specialty Retail 1.1%
Lowe’s Companies, Inc.	671,882	78,818,477
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.(d)	358,320	13,308,005
Total Consumer Discretionary		354,724,754
Consumer Staples 3.1%
Food & Staples Retailing 0.3%
Sysco Corp.	219,191	17,655,835
Food Products 1.2%
ConAgra Foods, Inc.	1,445,039	41,718,276
Mondelez International, Inc., Class A	823,235	43,252,767
Total		84,971,043
Household Products 0.3%
Colgate-Palmolive Co.	307,390	20,847,190
Tobacco 1.3%
Philip Morris International, Inc.	1,097,015	90,975,454
Total Consumer Staples		214,449,522
Energy 3.3%
Energy Equipment & Services 0.3%
Schlumberger Ltd.	706,415	25,572,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	1,205,999	33,731,792
Chevron Corp.	824,501	96,573,802
EOG Resources, Inc.	659,454	46,755,289
Marathon Petroleum Corp.	289,280	17,541,939
Valero Energy Corp.	138,765	13,250,670
Total		207,853,492
Total Energy		233,425,715
Financials 9.4%
Banks 4.3%
Citigroup, Inc.	1,689,751	126,934,095
JPMorgan Chase & Co.	1,053,863	138,856,989
Wells Fargo & Co.	638,105	34,751,198
Total		300,542,282
Capital Markets 2.0%
BlackRock, Inc.	130,705	64,687,212
Morgan Stanley	1,533,455	75,875,353
Total		140,562,565
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(d)	802,345	176,756,604
Insurance 0.5%
Aon PLC	175,666	35,767,354
Total Financials		653,628,805
Health Care 7.7%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(d)	257,305	29,317,332
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	408,531	34,908,974
Becton Dickinson and Co.	206,185	53,298,823
Dentsply Sirona, Inc.	778,460	44,014,128
Medtronic PLC	1,130,078	125,879,388
Total		258,101,313
Health Care Providers & Services 1.2%
Anthem, Inc.	130,218	37,588,728
Cigna Corp.	238,094	47,599,752
Total		85,188,480

Columbia Balanced Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Allergan PLC	201,825	37,325,516
Johnson & Johnson	611,250	84,040,762
Pfizer, Inc.	1,216,842	46,872,754
Total		168,239,032
Total Health Care		540,846,157
Industrials 4.5%
Aerospace & Defense 1.6%
L3 Harris Technologies, Inc.	105,365	21,187,848
Northrop Grumman Corp.	197,590	69,506,234
Spirit AeroSystems Holdings, Inc., Class A	216,010	18,790,710
Total		109,484,792
Electrical Equipment 0.8%
Emerson Electric Co.	809,015	59,753,848
Industrial Conglomerates 1.5%
3M Co.	75,295	12,782,832
Honeywell International, Inc.	505,793	90,309,340
Total		103,092,172
Machinery 0.6%
Caterpillar, Inc.	302,215	43,739,577
Total Industrials		316,070,389
Information Technology 16.9%
Communications Equipment 0.4%
Cisco Systems, Inc.	661,795	29,985,931
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	1,373,965	39,899,944
IT Services 4.4%
DXC Technology Co.	425,044	15,866,892
Fidelity National Information Services, Inc.	607,580	83,937,177
Fiserv, Inc.(d)	513,958	59,742,478
International Business Machines Corp.	325,340	43,741,963
MasterCard, Inc., Class A	355,899	104,004,365
Total		307,292,875
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	80,000	25,296,800
Intel Corp.	484,135	28,104,037
Lam Research Corp.	194,935	52,014,506
Marvell Technology Group Ltd.	726,010	19,144,884
NVIDIA Corp.	181,960	39,438,010
NXP Semiconductors NV	393,830	45,518,871
Total		209,517,108
Software 5.5%
Adobe, Inc.(d)	171,460	53,072,014
Autodesk, Inc.(d)	113,360	20,506,824
CDK Global, Inc.	379,595	20,327,312
Microsoft Corp.	1,728,894	261,719,974
Palo Alto Networks, Inc.(d)	133,870	30,417,941
Total		386,044,065
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	766,170	204,758,933
Total Information Technology		1,177,498,856
Materials 1.8%
Chemicals 1.3%
Air Products & Chemicals, Inc.	78,765	18,614,533
Corteva, Inc.	996,118	25,918,990
DuPont de Nemours, Inc.	329,103	21,329,166
Sherwin-Williams Co. (The)	47,403	27,642,111
Total		93,504,800
Metals & Mining 0.5%
Newmont Goldcorp Corp.	882,645	33,893,568
Total Materials		127,398,368
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Tower Corp.	223,268	47,786,050
Total Real Estate		47,786,050
Utilities 0.5%
Electric Utilities 0.5%
American Electric Power Co., Inc.	387,055	35,357,474
Total Utilities		35,357,474
Total Common Stocks (Cost $2,880,420,915)		4,323,219,593

6	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Bombardier, Inc.(a)
10/15/2022	6.000%	43,000	43,171
12/01/2024	7.500%	43,000	44,142
03/15/2025	7.500%	54,000	54,745
04/15/2027	7.875%	159,000	159,596
L3Harris Technologies, Inc.(a)
12/15/2026	3.850%	4,155,000	4,473,994
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	6,386,609
TransDigm, Inc.
05/15/2025	6.500%	604,000	628,337
03/15/2027	7.500%	82,000	88,806
TransDigm, Inc.(a)
03/15/2026	6.250%	549,000	589,865
11/15/2027	5.500%	336,000	336,912
Total			12,806,177
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	97,000	84,966
Ford Motor Credit Co. LLC
08/01/2026	4.542%	5,875,000	5,914,522
IAA Spinco, Inc.(a)
06/15/2027	5.500%	170,000	179,128
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	240,000	244,039
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	65,000	69,115
05/15/2027	8.500%	135,000	138,011
Total			6,629,781
Banking 1.1%
Ally Financial, Inc.
11/01/2031	8.000%	157,000	216,315
Bank of America Corp.(e)
12/20/2028	3.419%	11,009,000	11,534,362
Capital One Financial Corp.
03/09/2027	3.750%	8,000,000	8,475,684
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	8,000,000	8,808,315
Discover Bank
09/13/2028	4.650%	4,200,000	4,710,964
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	10,500,000	11,178,581
JPMorgan Chase & Co.(e)
04/23/2029	4.005%	10,100,000	11,067,606
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
01/20/2027	3.625%	5,000,000	5,327,192
PNC Bank NA
Subordinated
01/30/2023	2.950%	5,800,000	5,925,941
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	8,400,000	9,062,794
Total			76,307,754
Brokerage/Asset Managers/Exchanges 0.0%
LPL Holdings, Inc.(a)
09/15/2025	5.750%	9,000	9,494
Subordinated
11/15/2027	4.625%	135,000	136,816
NFP Corp.(a)
07/15/2025	6.875%	250,000	244,292
Total			390,602
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	191,000	202,699
01/15/2028	4.000%	197,000	197,198
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	437,000	427,782
11/15/2026	4.500%	105,000	106,639
Core & Main LP(a)
08/15/2025	6.125%	202,000	206,670
James Hardie International Finance DAC(a)
01/15/2025	4.750%	176,000	181,788
01/15/2028	5.000%	176,000	184,402
Total			1,507,178
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	24,000	24,523
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	81,000	83,940
02/15/2026	5.750%	303,000	321,234
05/01/2027	5.125%	488,000	517,398
05/01/2027	5.875%	70,000	74,925
03/01/2030	4.750%	243,000	248,661
Comcast Corp.
08/15/2035	4.400%	5,000,000	5,853,432
CSC Holdings LLC(a)
10/15/2025	6.625%	398,000	423,435
10/15/2025	10.875%	208,000	234,361
05/15/2026	5.500%	276,000	291,859
02/01/2028	5.375%	107,000	113,250
04/01/2028	7.500%	50,000	56,478

Columbia Balanced Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2029	6.500%	626,000	698,566
01/15/2030	5.750%	114,000	120,318
DISH DBS Corp.
03/15/2023	5.000%	67,000	67,528
11/15/2024	5.875%	245,000	244,760
07/01/2026	7.750%	241,000	249,903
Intelsat Jackson Holdings SA
08/01/2023	5.500%	77,000	61,265
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	210,000	173,986
Intelsat Luxembourg SA
06/01/2023	8.125%	152,000	70,899
Quebecor Media, Inc.
01/15/2023	5.750%	128,000	138,756
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	59,175
02/15/2025	6.625%	166,000	166,687
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	80,000	83,735
04/15/2025	5.375%	305,000	316,682
Time Warner Cable LLC
05/01/2037	6.550%	5,000,000	6,120,965
Viasat, Inc.(a)
04/15/2027	5.625%	67,000	71,756
Virgin Media Finance PLC(a)
01/15/2025	5.750%	175,000	180,662
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	64,000	67,226
05/15/2029	5.500%	70,000	73,362
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	348,386
Ziggo BV(a)
01/15/2027	5.500%	292,000	309,081
Total			17,867,194
Chemicals 0.1%
Alpha 2 BV(a),(f)
06/01/2023	8.750%	79,000	78,219
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	109,180
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	267,000	271,600
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	171,000	177,127
CF Industries, Inc.
03/15/2034	5.150%	52,000	56,908
03/15/2044	5.375%	26,000	27,682
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	46,000	45,667
05/15/2025	7.000%	59,000	54,886
05/15/2027	5.375%	35,000	29,425
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,459,689
INEOS Group Holdings SA(a)
08/01/2024	5.625%	211,000	216,587
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,234,251
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	419,000	436,942
PQ Corp.(a)
11/15/2022	6.750%	334,000	345,449
12/15/2025	5.750%	229,000	239,684
SPCM SA(a)
09/15/2025	4.875%	87,000	90,109
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	420,000	438,812
WR Grace & Co.(a)
10/01/2021	5.125%	168,000	174,810
Total			6,487,027
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	274,000	289,102
Herc Holdings, Inc.(a)
07/15/2027	5.500%	158,000	165,816
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	146,002
United Rentals North America, Inc.
09/15/2026	5.875%	226,000	242,219
12/15/2026	6.500%	270,000	295,468
11/15/2027	3.875%	51,000	51,535
Total			1,190,142
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2020	8.750%	77,000	75,378
12/01/2022	7.875%	308,000	305,917
09/01/2023	7.625%	122,000	107,336
APX Group, Inc.(a)
11/01/2024	8.500%	98,000	97,182
ASGN, Inc.(a)
05/15/2028	4.625%	155,000	155,810
frontdoor, Inc.(a)
08/15/2026	6.750%	65,000	71,002

8	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%	196,000	201,979
Total			1,014,604
Consumer Products 0.0%
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	208,000	233,109
Mattel, Inc.(a)
12/31/2025	6.750%	100,000	104,772
12/15/2027	5.875%	23,000	23,199
Mattel, Inc.
11/01/2041	5.450%	35,000	28,342
Prestige Brands, Inc.(a)
12/15/2021	5.375%	189,000	189,204
03/01/2024	6.375%	137,000	142,619
Prestige Brands, Inc.(a),(c)
01/15/2028	5.125%	70,000	71,673
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	94,000	95,119
Spectrum Brands, Inc.
12/15/2024	6.125%	227,000	234,795
Valvoline, Inc.
07/15/2024	5.500%	138,000	143,686
Total			1,266,518
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	46,427
CFX Escrow Corp.(a)
02/15/2024	6.000%	125,000	132,870
02/15/2026	6.375%	72,000	77,870
Gates Global LLC/Co.(a)
07/15/2022	6.000%	442,000	442,151
01/15/2026	6.250%	373,000	372,807
MTS Systems Corp.(a)
08/15/2027	5.750%	37,000	38,592
Resideo Funding, Inc.(a)
11/01/2026	6.125%	191,000	184,380
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	152,000	164,926
United Technologies Corp.
08/16/2025	3.950%	6,000,000	6,539,974
WESCO Distribution, Inc.
12/15/2021	5.375%	171,000	172,082
06/15/2024	5.375%	99,000	102,465
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	88,000	92,776
Total			8,367,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.9%
AES Corp. (The)
09/01/2027	5.125%	195,000	208,508
Calpine Corp.(a)
06/01/2026	5.250%	240,000	250,399
Clearway Energy Operating LLC
08/15/2024	5.375%	580,000	594,793
10/15/2025	5.750%	140,000	147,631
CMS Energy Corp.
03/01/2024	3.875%	5,052,000	5,314,260
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,972,451
Dominion Energy, Inc.
10/01/2025	3.900%	5,000,000	5,350,537
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,259,570
Emera U.S. Finance LP
06/15/2046	4.750%	5,085,000	5,959,112
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	6,603,156
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	100,000	102,838
09/15/2027	4.500%	232,000	237,353
NRG Energy, Inc.
05/15/2026	7.250%	50,000	54,803
01/15/2027	6.625%	292,000	316,106
01/15/2028	5.750%	21,000	22,745
NRG Energy, Inc.(a)
06/15/2029	5.250%	111,000	119,073
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	7,330,000	7,799,304
Progress Energy, Inc.
03/01/2031	7.750%	5,315,000	7,507,288
Southern Co. (The)
07/01/2046	4.400%	7,000,000	7,879,239
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	172,000	175,533
01/15/2030	4.750%	105,000	106,017
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	64,000	67,727
02/15/2027	5.625%	204,000	214,366
07/31/2027	5.000%	148,000	153,818
WEC Energy Group, Inc.
06/15/2025	3.550%	3,950,000	4,192,418
Total			61,609,045

Columbia Balanced Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	53,000	55,486
07/15/2029	5.125%	37,000	39,035
GFL Environmental, Inc.(a)
05/01/2022	5.625%	105,000	106,157
03/01/2023	5.375%	47,000	47,279
05/01/2027	8.500%	231,000	246,724
Hulk Finance Corp.(a)
06/01/2026	7.000%	29,000	29,505
Total			524,186
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,000,000	11,835,159
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	200,000	204,623
Navient Corp.
06/15/2022	6.500%	180,000	195,465
01/25/2023	5.500%	417,000	440,772
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	272,000	267,622
Quicken Loans, Inc.(a)
05/01/2025	5.750%	415,000	430,853
Springleaf Finance Corp.
03/15/2024	6.125%	134,000	146,714
03/15/2025	6.875%	158,000	180,567
Total			13,701,775
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,000,000	11,991,308
B&G Foods, Inc.
04/01/2025	5.250%	151,000	152,555
09/15/2027	5.250%	90,000	88,275
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	7,582,208
Conagra Brands, Inc.
11/01/2048	5.400%	4,270,000	5,093,824
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	27,000	28,596
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	118,000	103,862
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	6,350,000	6,256,154
Performance Food Group, Inc.(a)
10/15/2027	5.500%	68,000	72,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	635,000	666,793
03/01/2027	5.750%	156,000	167,042
12/15/2029	5.500%	77,000	81,114
Total			32,284,484
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	260,000	268,939
04/01/2026	6.375%	85,000	90,937
Boyd Gaming Corp.(a),(c)
12/01/2027	4.750%	129,000	130,278
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	140,000	144,563
Eldorado Resorts, Inc.
08/01/2023	7.000%	136,000	142,146
04/01/2025	6.000%	249,000	262,662
International Game Technology PLC(a)
02/15/2022	6.250%	180,000	190,195
02/15/2025	6.500%	224,000	251,195
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	266,000	290,717
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	130,000	145,646
MGM Resorts International
12/15/2021	6.625%	157,000	170,716
03/15/2023	6.000%	97,000	106,599
Scientific Games International, Inc.(a)
10/15/2025	5.000%	248,000	258,205
03/15/2026	8.250%	196,000	212,100
05/15/2028	7.000%	67,000	69,758
11/15/2029	7.250%	67,000	70,008
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	99,000	107,282
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	119,360
12/01/2029	4.625%	93,000	95,902
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	173,000	185,125
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	63,000	66,795
Total			3,379,128
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	232,000	241,264
Avantor, Inc.(a)
10/01/2025	9.000%	263,000	293,915

10	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2027	3.700%	5,216,000	5,585,756
Cardinal Health, Inc.
03/15/2043	4.600%	5,000,000	5,101,473
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	246,000	254,921
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	51,000	51,550
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	143,000	141,959
Cigna Corp.(a)
07/15/2046	4.800%	5,090,000	5,830,378
CVS Health Corp.
03/25/2048	5.050%	6,215,000	7,364,456
CVS Pass-Through Trust(a)
01/10/2032	7.507%	253,593	312,292
DaVita, Inc.
05/01/2025	5.000%	71,000	73,237
Encompass Health Corp.
02/01/2028	4.500%	63,000	64,589
02/01/2030	4.750%	62,000	64,081
HCA, Inc.
09/01/2028	5.625%	388,000	440,298
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	137,000	124,136
Select Medical Corp.(a)
08/15/2026	6.250%	172,000	184,412
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	276,000	284,991
Tenet Healthcare Corp.
04/01/2022	8.125%	164,000	179,691
06/15/2023	6.750%	101,000	109,282
07/15/2024	4.625%	274,000	282,749
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	245,000	254,539
02/01/2027	6.250%	270,000	289,523
11/01/2027	5.125%	423,000	442,146
Total			27,971,638
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	4,150,000	4,511,750
Centene Corp.
02/15/2024	6.125%	162,000	168,597
Centene Corp.(a)
06/01/2026	5.375%	287,000	305,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a),(c)
12/15/2027	4.250%	277,000	284,595
12/15/2029	4.625%	358,000	374,523
UnitedHealth Group, Inc.
01/15/2027	3.450%	3,565,000	3,812,438
WellCare Health Plans, Inc.
04/01/2025	5.250%	248,000	259,769
Total			9,717,038
Healthcare REIT 0.1%
Welltower, Inc.
01/15/2030	3.100%	5,150,000	5,210,817
Home Construction 0.0%
Lennar Corp.
04/30/2024	4.500%	108,000	114,529
11/15/2024	5.875%	198,000	220,150
06/01/2026	5.250%	117,000	128,266
Meritage Homes Corp.
04/01/2022	7.000%	159,000	173,388
06/01/2025	6.000%	136,000	152,436
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	106,000	113,392
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	180,000	193,190
03/01/2024	5.625%	90,000	96,790
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	70,000	75,562
Total			1,267,703
Independent Energy 0.3%
California Resources Corp.(a)
12/15/2022	8.000%	66,000	18,437
Callon Petroleum Co.
10/01/2024	6.125%	26,000	24,790
07/01/2026	6.375%	419,000	390,560
Canadian Natural Resources Ltd.
02/01/2025	3.900%	4,243,000	4,499,185
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	210,000	200,850
Centennial Resource Production LLC(a)
01/15/2026	5.375%	181,000	170,610
04/01/2027	6.875%	229,000	224,559
Chesapeake Energy Corp.
10/01/2026	7.500%	172,000	81,025
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	462,000	455,474

Columbia Balanced Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	33,806
01/30/2028	5.750%	126,000	131,808
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	47,000	39,403
Jagged Peak Energy LLC
05/01/2026	5.875%	174,000	176,095
Matador Resources Co.
09/15/2026	5.875%	340,000	335,536
Murphy Oil Corp.
12/01/2027	5.875%	155,000	155,708
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,713,420
Occidental Petroleum Corp.
09/15/2036	6.450%	3,500,000	4,256,949
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	468,000	475,143
10/15/2027	5.625%	316,000	326,694
PDC Energy, Inc.
09/15/2024	6.125%	145,000	145,271
QEP Resources, Inc.
03/01/2026	5.625%	123,000	111,659
SM Energy Co.
09/15/2026	6.750%	236,000	215,061
01/15/2027	6.625%	107,000	97,370
WPX Energy, Inc.
06/01/2026	5.750%	373,000	380,345
10/15/2027	5.250%	157,000	157,278
Total			17,817,036
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,901,354
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	167,000	171,438
Cinemark U.S.A., Inc.
06/01/2023	4.875%	139,000	141,610
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	118,000	122,279
03/15/2026	5.625%	86,000	91,900
10/15/2027	4.750%	103,000	106,262
Viking Cruises Ltd.(a)
09/15/2027	5.875%	210,000	225,166
Total			858,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.3%
American International Group, Inc.
07/10/2025	3.750%	6,000,000	6,381,356
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	6,196,571
MetLife Global Funding I(a)
12/18/2026	3.450%	3,500,000	3,751,506
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	6,314,600
Total			22,644,033
Media and Entertainment 0.1%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	375,000	413,547
08/15/2027	5.125%	213,000	221,894
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	147,000	149,634
08/15/2027	6.625%	107,000	104,216
Discovery Communications LLC
06/01/2040	6.350%	1,750,000	2,206,856
iHeartCommunications, Inc.
05/01/2026	6.375%	98,481	106,626
05/01/2027	8.375%	392,858	427,509
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	53,000	54,615
01/15/2028	4.750%	123,000	123,749
Lamar Media Corp.
01/15/2024	5.375%	171,000	175,107
Match Group, Inc.
06/01/2024	6.375%	133,000	139,861
Match Group, Inc.(a)
12/15/2027	5.000%	10,000	10,254
Netflix, Inc.
04/15/2028	4.875%	225,000	230,266
11/15/2028	5.875%	233,000	255,349
05/15/2029	6.375%	218,000	244,283
Netflix, Inc.(a)
11/15/2029	5.375%	175,000	183,816
06/15/2030	4.875%	156,000	157,370
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	246,000	253,610
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	48,000	50,248
03/15/2030	4.625%	182,000	183,508
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	60,000	61,716

12	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(a)
09/15/2029	5.000%	156,000	156,580
Total			5,910,614
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	252,000	265,359
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	284,000	292,523
Constellium NV(a)
02/15/2026	5.875%	479,000	500,623
Freeport-McMoRan, Inc.
11/14/2024	4.550%	249,000	261,574
09/01/2029	5.250%	106,000	109,129
03/15/2043	5.450%	319,000	306,161
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	31,000	31,835
01/15/2025	7.625%	371,000	372,459
Novelis Corp.(a)
09/30/2026	5.875%	454,000	476,813
Total			2,616,476
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	52,000	41,027
Cheniere Energy Partners LP
10/01/2026	5.625%	202,000	212,359
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	261,000	261,924
DCP Midstream Operating LP
03/15/2023	3.875%	59,000	59,950
05/15/2029	5.125%	244,000	247,199
04/01/2044	5.600%	90,000	85,659
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	208,000	207,887
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	5,041,866
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	394,000	411,939
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,990,725
MPLX LP
02/15/2049	5.500%	5,100,000	5,588,067
NuStar Logistics LP
06/01/2026	6.000%	131,000	141,015
04/28/2027	5.625%	146,000	150,631
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	8,076,053
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	201,000	201,365
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,315,870
Sunoco LP/Finance Corp.
02/15/2026	5.500%	168,000	174,720
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	102,000	98,430
09/15/2024	5.500%	65,000	63,111
01/15/2028	5.500%	235,000	217,248
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	514,000	523,500
01/15/2028	5.000%	264,000	261,205
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	309,000	309,765
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	202,604
Western Gas Partners LP
08/15/2048	5.500%	4,500,000	3,863,570
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,000,000	7,548,784
Total			45,296,473
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	5,437,000	6,341,675
Sempra Energy
11/15/2025	3.750%	5,000,000	5,283,676
Total			11,625,351
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	240,000	237,613
Calfrac Holdings LP(a)
06/15/2026	8.500%	82,000	32,991
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	57,000	45,481
Nabors Industries, Inc.
02/01/2025	5.750%	286,000	223,080
SESI LLC
09/15/2024	7.750%	55,000	31,766
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	2,448	2,463
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	83,000	84,610
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	225,000	225,000

Columbia Balanced Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	180,000	184,010
Total			1,067,014
Other REIT 0.0%
iStar, Inc.
04/01/2022	6.000%	134,000	137,400
Packaging 0.0%
ARD Finance SA(a),(f)
06/30/2027	6.500%	70,000	69,746
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	270,000	283,960
08/15/2027	5.250%	285,000	294,953
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	139,000	145,604
Berry Global, Inc.
07/15/2023	5.125%	295,000	302,709
Berry Global, Inc.(a)
02/15/2026	4.500%	62,000	62,956
BWAY Holding Co.(a)
04/15/2024	5.500%	279,000	286,476
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	148,205
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	279,103	279,406
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	236,000	242,102
07/15/2024	7.000%	234,000	242,161
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	110,000	115,679
08/15/2027	8.500%	67,000	72,800
Total			2,546,757
Pharmaceuticals 0.3%
AbbVie, Inc.
11/06/2042	4.400%	5,500,000	5,916,037
Allergan Funding SCS
03/15/2035	4.550%	3,500,000	3,806,111
Amgen, Inc.
03/15/2040	5.750%	2,400,000	3,068,977
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	29,000	29,409
03/15/2024	7.000%	221,000	231,521
12/15/2025	9.000%	143,000	161,766
04/01/2026	9.250%	565,000	646,430
01/31/2027	8.500%	89,000	100,842
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	4,135,000	4,438,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	56,000	58,238
Eagle Holding Co. II LLC(a),(f)
05/15/2022	7.750%	138,000	140,243
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	107,000	69,459
Endo Dac/Finance LLC/Finco, Inc.(a),(e)
02/01/2025	6.000%	30,000	18,605
Gilead Sciences, Inc.
02/01/2025	3.500%	3,000,000	3,171,820
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	299,000	309,454
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	136,000	128,862
Total			22,296,040
Property & Casualty 0.2%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	65,000	69,293
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	152,000	160,631
CNA Financial Corp.
03/01/2026	4.500%	4,000,000	4,416,897
HUB International Ltd.(a)
05/01/2026	7.000%	213,000	218,532
Loews Corp.
04/01/2026	3.750%	5,500,000	5,908,663
USI, Inc.(a)
05/01/2025	6.875%	71,000	71,744
Total			10,845,760
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	3,750,000	4,122,238
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,715,161
Total			8,837,399
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	85,000	87,138
10/15/2025	5.000%	174,000	180,740
01/15/2028	3.875%	79,000	79,598
IRB Holding Corp.(a)
02/15/2026	6.750%	309,000	322,406
Total			669,882

14	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	4,500,000	4,521,537
Simon Property Group LP
02/01/2040	6.750%	3,400,000	5,031,718
Total			9,553,255
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	62,000	62,398
11/01/2035	6.875%	87,000	76,328
Lowe’s Companies, Inc.
04/05/2049	4.550%	2,800,000	3,259,077
Penske Automotive Group, Inc.
10/01/2022	5.750%	138,000	139,810
PetSmart, Inc.(a)
03/15/2023	7.125%	193,000	173,307
06/01/2025	5.875%	216,000	211,993
Total			3,922,913
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	60,000	61,671
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	117,000	129,808
02/15/2028	5.875%	166,000	173,873
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	94,000	92,849
Kroger Co. (The)
01/15/2048	4.650%	4,145,000	4,562,870
Total			5,021,071
Technology 0.2%
Ascend Learning LLC(a)
08/01/2025	6.875%	135,000	141,881
08/01/2025	6.875%	126,000	132,373
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	38,000	35,619
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	7,340,000	7,492,355
Camelot Finance SA(a)
11/01/2026	4.500%	104,000	106,069
CDK Global, Inc.
06/01/2027	4.875%	222,000	232,313
CommScope Finance LLC(a)
03/01/2024	5.500%	66,000	68,557
03/01/2026	6.000%	168,000	176,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	115,000	111,086
03/15/2027	5.000%	81,000	71,003
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	69,000	70,882
Gartner, Inc.(a)
04/01/2025	5.125%	306,000	320,718
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	161,000	173,408
Informatica LLC(a)
07/15/2023	7.125%	194,000	197,175
Iron Mountain, Inc.
08/15/2024	5.750%	307,000	310,483
Iron Mountain, Inc.(a)
09/15/2029	4.875%	184,000	186,069
NCR Corp.
12/15/2021	5.875%	272,000	271,931
12/15/2023	6.375%	395,000	405,266
NCR Corp.(a)
09/01/2027	5.750%	103,000	106,529
09/01/2029	6.125%	131,000	138,409
Oracle Corp.
04/15/2038	6.500%	2,500,000	3,624,173
Plantronics, Inc.(a)
05/31/2023	5.500%	84,000	78,972
PTC, Inc.
05/15/2024	6.000%	136,000	141,930
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	462,000	479,887
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	232,000	260,454
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	49,000	48,942
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	127,000	132,220
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	181,000	186,426
Verscend Escrow Corp.(a)
08/15/2026	9.750%	167,000	179,540
Total			15,880,833
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	319,000	328,241
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,659,375

Columbia Balanced Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	73,000	75,855
10/15/2024	5.500%	90,000	91,344
08/01/2026	7.125%	117,000	124,795
01/15/2028	6.000%	369,000	366,840
XPO Logistics, Inc.(a)
06/15/2022	6.500%	135,000	137,611
Total			5,784,061
Wireless 0.1%
Altice France SA(a)
05/01/2026	7.375%	664,000	708,840
01/15/2028	5.500%	200,000	202,754
Altice Luxembourg SA(a)
05/15/2027	10.500%	196,000	221,984
American Tower Corp.
07/15/2027	3.550%	4,250,000	4,460,558
SBA Communications Corp.
09/01/2024	4.875%	410,000	426,174
Sprint Corp.
02/15/2025	7.625%	136,000	148,874
03/01/2026	7.625%	692,000	757,756
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	356,000	381,688
02/01/2026	4.500%	265,000	272,953
02/01/2028	4.750%	206,000	216,301
Total			7,797,882
Wirelines 0.3%
AT&T, Inc.
08/15/2040	6.000%	9,590,000	12,167,135
CenturyLink, Inc.
03/15/2022	5.800%	556,000	586,054
04/01/2024	7.500%	134,000	150,870
Frontier Communications Corp.(a)
04/01/2026	8.500%	106,000	105,048
Telecom Italia Capital SA
09/30/2034	6.000%	61,000	65,327
Telecom Italia SpA(a)
05/30/2024	5.303%	186,000	199,426
Verizon Communications, Inc.
08/10/2033	4.500%	7,750,000	9,072,667
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	120,000	123,776
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	344,000	352,449
Total			22,822,752
Total Corporate Bonds & Notes (Cost $479,176,495)			518,353,122

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
International Mid Large Cap 1.0%
iShares Core MSCI EAFE ETF	1,079,495	68,893,371
Total Exchange-Traded Equity Funds (Cost $72,408,419)		68,893,371

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	138,000	139,770
Total Foreign Government Obligations (Cost $142,992)			139,770

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	22,566,442	22,407,125
Total Inflation-Indexed Bonds (Cost $22,106,173)			22,407,125

Residential Mortgage-Backed Securities - Agency 11.1%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	293,958	329,731
10/01/2026- 05/01/2049	3.500%	45,080,714	46,490,816
10/01/2031- 10/01/2039	6.000%	549,238	626,415
06/01/2032- 07/01/2032	7.000%	225,696	260,357
07/01/2034- 05/01/2049	3.000%	92,101,024	94,047,315
03/01/2038	6.500%	3,641	4,055
10/01/2038- 05/01/2041	5.000%	816,542	895,536
05/01/2039- 06/01/2041	4.500%	3,330,999	3,611,587
12/01/2042- 10/01/2045	4.000%	24,767,279	26,219,898

16	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1614 Class MZ
11/15/2023	6.500%	5,363	5,677
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.711% Cap 11.078% 08/01/2036	4.369%	9,287	9,741
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	4.001%	1,775	1,849
Federal National Mortgage Association
12/01/2020	5.000%	5,996	6,203
12/01/2025- 03/01/2049	3.500%	33,043,685	34,299,280
07/01/2027- 11/01/2049	3.000%	64,661,215	65,739,207
01/01/2029- 10/01/2045	4.000%	13,334,422	14,111,289
06/01/2031	7.000%	127,335	146,144
07/01/2032- 03/01/2037	6.500%	291,938	327,059
06/01/2037- 02/01/2038	5.500%	134,368	149,900
05/01/2040- 06/01/2044	4.500%	3,940,885	4,247,526
Series 2006-M2 Class A2A
10/25/2032	5.271%	905,358	1,023,435
Federal National Mortgage Association(c)
12/17/2034- 12/12/2049	4.000%	194,575,000	202,054,210
12/12/2049	3.000%	122,050,000	123,771,095
12/12/2049	3.500%	142,750,000	146,541,797
Federal National Mortgage Association(h)
09/01/2040	4.000%	1,182,363	1,265,272
07/01/2045- 10/01/2045	3.500%	5,583,182	5,819,738
Total Residential Mortgage-Backed Securities - Agency (Cost $770,930,684)			772,005,132

Residential Mortgage-Backed Securities - Non-Agency 9.2%

Angel Oak Mortgage Trust I LLC(a),(i)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	5,879,880	5,993,450
CMO Series 2019-2 Class A3
03/25/2049	3.833%	6,006,699	6,097,138
Angel Oak Mortgage Trust LLC(a),(i)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	522,597	522,263
Arroyo Mortgage Trust(a),(i)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	7,955,845	8,065,043
CMO Series 2019-1 Class A1
01/25/2049	3.805%	12,062,386	12,309,585
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a),(i)
CMO Series 2019-LT1 Class A1
08/28/2034	3.228%	3,485,836	3,486,575
Series 2019-LT2 Class A1
10/28/2034	3.376%	3,919,286	3,928,678
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,170,517	2,211,381
Bayview Opportunity Master Fund IVa Trust(a),(i)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	2,277,970	2,293,381
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	2.773%	1,641,465	1,641,384
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.123%	3,881,797	3,884,811
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.808%	7,578,758	7,586,643
BRAVO Residential Funding Trust(a),(i)
CMO Series 2019-NQM1 Class A1
07/25/2059	2.666%	11,853,332	11,796,428
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	4,637,744	4,612,897
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,159,838
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	16,900,000	16,899,696
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	5,700,000	5,699,978
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,727,834
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.767%	19,140,001	19,024,838
Citigroup Mortgage Loan Trust(a),(i)
CMO Series 2019-C Class A1
03/25/2082	3.228%	10,534,243	10,526,801
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	5,494,411	5,485,203
COLT 2019-1 Mortgage Loan Trust(a),(i)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	6,043,386	6,100,709

Columbia Balanced Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(i)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	1,935,681	1,942,495
CMO Series 2018-4 Class A1
12/28/2048	4.006%	7,849,229	7,899,375
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	4,116,901	4,133,140
CSMC Trust(a),(i)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	20,689,282	21,664,277
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	14,913,626	14,884,861
Deephaven Residential Mortgage Trust(a),(i)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	1,123,614	1,118,936
CMO Series 2017-2A Class A1
06/25/2047	2.453%	2,536,947	2,535,097
CMO Series 2018-3A Class A3
08/25/2058	3.963%	3,138,613	3,156,713
CMO Series 2018-4A Class A1
10/25/2058	4.080%	13,517,067	13,611,000
CMO Series 2019-1A Class A3
01/25/2059	3.948%	3,187,742	3,217,412
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.073%	3,775,406	3,773,689
Ellington Financial Mortgage Trust(a),(i)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	3,452,452	3,448,190
Equifirst Mortgage Loan Trust(i)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	36,400	37,340
GCAT LLC(a),(i)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	3,584,880	3,594,007
CMO Series 2019-2 Class A1
06/25/2024	3.475%	8,724,137	8,726,410
CMO Series 2019-3 Class A1
10/25/2049	3.352%	5,534,513	5,533,220
GCAT Trust(a),(i)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	8,940,750	8,958,129
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	4,901,092	4,903,398
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	12,302,037	12,298,360
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	3.674%	7,600,000	7,599,980
GS Mortgage-Backed Securities Trust(a),(i)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	20,074,472	19,970,970
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	7,178,249	7,308,148
Homeward Opportunities Fund I Trust(a),(i)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	7,080,458	7,167,076
Legacy Mortgage Asset Trust(a),(i)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	7,156,269	7,160,517
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	5,904,293	6,161,728
MFA Trust(a),(i)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	3,415,544	3,405,352
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	13,211,081	13,558,404
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,977,114	2,052,461
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	9,993,422	10,124,882
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	4,062,174	4,079,257
New Residential Mortgage Loan Trust(a),(i)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	6,493,022	6,591,378
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	8,297,777	8,365,085
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	8,072,995	8,092,431
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	2.958%	2,836,595	2,836,118

18	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Trust(a),(i)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	18,656,451	18,991,681
RCO V Mortgage LLC(a),(i)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	7,721,754	7,754,430
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	6,970,692	6,996,836
Residential Mortgage Loan Trust(a),(i)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	5,934,383	6,008,461
Starwood Mortgage Residential Trust(a),(i)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	4,094,351	4,111,937
CMO Series 2019-1 Class A3
06/25/2049	3.299%	3,807,881	3,797,484
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	2,410,968	2,430,767
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	8,923,813	8,885,241
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	4,073,915	4,056,366
Toorak Mortgage Corp., Ltd.(i)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	8,625,000	8,614,122
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	1,750,770	1,771,159
CMO Series 2015-6 Class A1
04/25/2055	3.500%	2,273,750	2,303,581
CMO Series 2016-1 Class A1
02/25/2055	3.500%	2,115,738	2,142,799
CMO Series 2016-2 Class A1
08/25/2055	3.000%	3,425,959	3,462,793
CMO Series 2016-3 Class A1
04/25/2056	2.250%	1,719,159	1,709,898
CMO Series 2017-1 Class A1
10/25/2056	2.750%	2,538,820	2,553,096
CMO Series 2017-4 Class A1
06/25/2057	2.750%	4,790,474	4,822,346
Towd Point Mortgage Trust(a),(i)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,312,216	3,347,284
CMO Series 2018-5 Class A1
07/25/2058	3.250%	7,073,203	7,231,182
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	14,275,131	14,689,832
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.823%	10,046,332	10,075,429
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	2.708%	11,205,845	11,243,899
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	8,857,236	8,862,691
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	6,958,252	6,998,600
Vericrest Opportunity Loan Trust(a),(i)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	2,600,114	2,613,123
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	9,281,165	9,303,254
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	13,883,133	13,865,865
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	12,163,586	12,160,070
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	11,404,990	11,404,514
Verus Securitization Trust(a),(i)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	1,064,320	1,064,630
CMO Series 2018-2 Class A3
06/01/2058	3.830%	7,750,828	7,778,194
CMO Series 2019-1 Class A3
02/25/2059	4.040%	7,257,483	7,338,175
CMO Series 2019-3 Class A3
07/25/2059	3.040%	10,158,111	10,189,262
CMO Series 2019-4 Class A3
11/25/2059	3.000%	10,115,912	10,090,032
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	4,899,473	4,917,793
Visio Trust(a),(i)
CMO Series 2019-1 Class A3
06/25/2054	3.825%	4,173,838	4,179,952
CMO Series 2019-2 Class A3
11/25/2054	3.076%	6,415,054	6,414,673
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $635,851,365)			640,145,841

Columbia Balanced Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Vertiv Group Corp.(b),(j)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	155,000	151,319
Finance Companies 0.0%
Ellie Mae, Inc.(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	198,000	197,196
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.508%	179,211	179,359
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.508%	32,969	32,337
Total			211,696
Metals and Mining 0.0%
Big River Steel LLC(b),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	168,928	166,923
Property & Casualty 0.0%
HUB International Ltd.(b),(j)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	4.690%	45,425	44,768
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(j)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.216%	103,475	103,423
Retailers 0.0%
BellRing Brands LLC(b),(j)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.702%	126,000	125,843
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.702%	146,398	146,398
Dun & Bradstreet Corp. (The)(b),(j)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.700%	183,000	183,915
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(j)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.952%	145,775	145,073
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	105,751	103,306
Project Alpha Intermediate Holding, Inc.(b),(j)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.490%	40,156	39,721
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	119,191	119,092
Refinitiv US Holdings, Inc.(a),(b),(j)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.452%	289,862	291,552
Ultimate Software Group, Inc. (The)(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.452%	89,000	89,395
Total			1,118,452
Total Senior Loans (Cost $2,102,834)			2,119,620

U.S. Treasury Obligations 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	44,375,000	46,891,894
Total U.S. Treasury Obligations (Cost $39,292,716)			46,891,894

20	Columbia Balanced Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(k),(l)	331,712,801	331,712,801
Total Money Market Funds (Cost $331,696,961)		331,712,801
Total Investments in Securities (Cost: $6,004,432,411)		7,498,597,986
Other Assets & Liabilities, Net		(512,620,380)
Net Assets		6,985,977,606
At November 30, 2019, securities and/or cash totaling $6,392,252 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,500	03/2020	USD	194,039,063	—	(237,375)
U.S. Treasury 2-Year Note	800	03/2020	USD	172,468,750	—	(7,769)
U.S. Treasury 5-Year Note	850	03/2020	USD	101,123,438	—	(14,896)
U.S. Ultra Treasury Bond	425	03/2020	USD	79,780,469	251,300	—
Total					251,300	(260,040)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $1,419,797,466, which represents 20.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2019.
(j)	The stated interest rate represents the weighted average interest rate at November 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2019.
Columbia Balanced Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	391,867,751	482,936,851	(543,091,801)	331,712,801	2,881	31,362	1,922,304	331,712,801
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	Columbia Balanced Fund | Quarterly Report 2019